FINANCIAL RISK MANAGEMENT - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortized cost
Cash and cash equivalents	$ 9,242,809	$ 17,507,157		$ 22,954,571	$ 55,026,171
Cash held in escrow				70,000,000
Accounts receivable	647,143	1,334,923		3,117,474
Restricted cash	439,736	478,260		449,760
Amortized cost of financial assets	10,329,688	19,320,340		96,521,805
Other financial liabilities at amortized cost
Accounts payable and accrued liabilities	6,852,539	1,844,955		2,490,943
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	190,303	36,829,030	$ 89,470,273
Convertible Note (current)	1,423,224	4,261,597
Derivative liability from financing (current)		19,997,345
Convertible Note (non-current)	13,194,112	15,745,962
Derivative liability from financing (non-current)	190,303	16,831,685
Carrying amount of financial liabilities	21,660,178	58,681,544		$ 2,490,943
Convertible Notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	14,617,336	20,007,559	$ 26,100,900
Convertible Note (current)	1,423,224
Convertible Note (non-current)	13,194,112
Convertible Notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	14,617,336	20,007,559
Derivative financial liabilities
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	190,303	36,829,030
Derivative financial liabilities | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	$ 190,303	$ 36,829,030